United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended September 30, 2006

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	October 25, 2006

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	151

Form 13F Information Table Value Total (x $1000):   $1,315,610

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:		Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared


99 CENTS ONLY STORES		common stock	65440K106	 $2,419 	204,500		other	1	x
ABERCROMBIE & FITCH CO-CL A	common stock	2896207	 	 $51,526 	741,600		other	1	x
ACACIA RESEARCH - ACACIA TEC	common stock	3881307	 	 $39,064 	3,441,800	other	1	x
ADOBE SYSTEMS INC		common stock	00724F101	 $7,080 	189,000		other	1	x
ADVANCE AUTO PARTS INC		common stock	00751Y106	 $13,011 	395,000		other	1	x
ALKERMES INC			common stock	01642T108	 $38,134 	2,405,900	other	1	x
ALLOY INC			common stock	19855303	 $3,326 	281,614		other	1	x
ALTIRIS INC			common stock	02148M100	 $12,464 	591,000		other	1	x
AMERITYRE CORP			common stock	03073V107	 $11,245 	1,819,500	other	1	x
ARAMARK CORP PUTS		put options	38521100	 $5 		500		other	1	x
ARENA PHARMACEUTICALS INC	common stock	40047102	 $120 		10,000		other	1	x
AVAYA INC			common stock	53499109	 $9,152 	800,000		other	1	x
AVIGEN INC			common stock	53690103	 $6,784 	1,312,198	other	1	x
BAKER HUGHES INC		common stock	57224107	 $1,466 	21,500		other	1	x
BANK OF AMERICA CORP		common stock	60505104	 $214 		4,000		other	1	x
BIOVERIS CORP			common stock	90676107	 $155 		16,500		other	1	x
BUILD-A-BEAR WORKSHOP INC	common stock	120076104	 $4,169 	183,100		other	1	x
BUILDING MATERIAL HOLDING CP	common stock	120113105	 $6,427 	247,000		other	1	x
BURGER KING HOLDINGS INC	common stock	121208201	 $9,426 	590,600		other	1	x
CAMERON INTERNATIONAL CORP	common stock	13342B105	 $2,394 	49,550		other	1	x
CANADIAN NATURAL RESOURCES	common stock	136385101	 $9,057 	198,700		other	1	x
CHESAPEAKE ENERGY CORP		common stock	165167107	 $904 		31,200		other	1	x
CHIPOTLE MEXICAN GRILL-CL A	common stock	169656105	 $14,727 	296,500		other	1	x
CIA VALE DO RIO DOCE-ADR	common stock	204412209	 $6,390 	296,400		other	1	x
CITRIX SYSTEMS INC		common stock	177376100	 $10,827 	299,000		other	1	x
COACH INC			common stock	189754104	 $49,292 	1,432,900	other	1	x
CONOCOPHILLIPS			common stock	20825C104	 $1,260 	21,159		other	1	x
CONOR MEDSYSTEMS INC		common stock	208264101	 $8,346 	354,100		other	1	x
COOLBRANDS INTERNATIONAL INC	common stock	21639P208	 $3,022 	5,120,320	other	1	x
COST PLUS INC/CALIFORNIA	common stock	221485105	 $5,777 	482,600		other	1	x
CYPRESS BIOSCIENCE INC		common stock	232674507	 $10,670 	1,461,700	other	1	x
DELIA*S INC			common stock	246911101	 $6,654 	864,149		other	1	x
DENBURY RESOURCES INC		common stock	247916208	 $902 		31,200		other	1	x
DEVON ENERGY CORPORATION	common stock	25179M103	 $1,023 	16,200		other	1	x
DEXCOM INC			common stock	252131107	 $668 		60,000		other	1	x
DIAMOND OFFSHORE DRILLING	common stock	25271C102	 $1,896 	26,200		other	1	x
EMC CORP/MASS			common stock	268648102	 $8,302 	693,000		other	1	x
EMERGENCY MEDICAL SERVICES-A	common stock	29100P102	 $2,907 	177,800		other	1	x
ENDO PHARMACEUT HLDGS INC	common stock	29264F205	 $20,386 	626,300		other	1	x
ENERGY SAVINGS INCOME FUND	common stock	292717105	 $198 		13,100		other	1	x
ENERGY SELECT SECTOR SPDR	common stock	81369Y506	 $983 		18,400		other	1	x
ENSCO INTERNATIONAL INC		common stock	26874Q100	 $1,464 	33,400		other	1	x
EOG RESOURCES INC		common stock	26875P101	 $1,756 	27,000		other	1	x
ESCALA GROUP INC		common stock	29605W107	 $3,107 	571,100		other	1	x
EXPEDIA INC			common stock	30212P105	 $6,272 	400,000		other	1	x
EXXON MOBIL CORP		common stock	30231G102	 $470 		7,000		other	1	x
FEDERATED DEPARTMENT STORES	common stock	31410H101	 $17,072 	395,100		other	1	x
FOMENTO ECONOMICO MEX-SP ADR	common stock	344419106	 $2,424 	25,000		other	1	x
FOREST OIL CORP			common stock	346091705	 $6,318 	200,000		other	1	x
FOSSIL INC			common stock	349882100	 $3,724 	172,900		other	1	x
GAMELOFT.COM			common stock	5984273	 	 $82 		15,000		other	1	x
GARTNER INC			common stock	366651107	 $12,169 	691,800		other	1	x
GASTAR EXPLORATION LTD		common stock	367299104	 $670 		310,100		other	1	x
GENENTECH INC			common stock	368710406	 $7,774 	94,000		other	1	x
GETTY IMAGES INC		common stock	374276103	 $4,908 	98,800		other	1	x
G-III APPAREL GROUP LTD		common stock	36237H101	 $281 		25,000		other	1	x
GLOBALSANTAFE CORP		common stock	2016180	 	 $1,820 	36,400		other	1	x
GOODMAN GLOBAL INC		common stock	38239A100	 $7,914 	592,800		other	1	x
GOODYEAR TIRE & RUBBER PUTS	put options	382550101	 $40 		4,000		other	1	x
GOODYEAR TIRE & RUBBER PUTS	put options	382550101	 $30 		1,500		other	1	x
HALLIBURTON CO			common stock	406216101	 $1,013 	35,600		other	1	x
HANSEN NATURAL CORP		common stock	411310105	 $32,480 	1,000,000	other	1	x
HEALTHWAYS INC PUTS		put options	422245100	 $594 		1,100		other	1	x
I2 TECHNOLOGIES INC		common stock	465754208	 $5,151 	275,000		other	1	x
ICONIX BRAND GROUP INC		common stock	451055107	 $1,290 	80,113		other	1	x
ILLUMINA INC			common stock	452327109	 $2,643 	80,000		other	1	x
INTL FUEL TECHNOLOGY INC	common stock	45953X208	 $3,214 	2,795,000	other	1	x
INTRAWARE INC			common stock	46118M509	 $1,389 	300,000		other	1	x
J CREW GROUP INC		common stock	46612H402	 $1,314 	43,700		other	1	x
KANA SOFTWARE INC		common stock	483600300	 $575 		185,000		other	1	x
KINTERA INC			common stock	49720P506	 $606 		352,300		other	1	x
KOHLS CORP			common stock	500255104	 $16,795 	258,700		other	1	x
LAS VEGAS SANDS CORP		common stock	517834107	 $6,753 	98,800		other	1	x
LAWSON SOFTWARE INC		common stock	52078P102	 $6,235 	860,000		other	1	x
LOWE'S COS INC			common stock	548661107	 $5,514 	196,500		other	1	x
MCMORAN EXPLORATION CO		common stock	582411104	 $1,146 	64,600		other	1	x
MICROSOFT CORP			common stock	594918104	 $274 		10,000		other	1	x
MONOGRAM BIOSCIENCES INC	common stock	60975U108	 $275 		180,000		other	1	x
MORGAN STANLEY			common stock	617446448	 $365 		5,000		other	1	x
NABORS INDUSTRIES LTD		common stock	2963372	 	 $699 		23,500		other	1	x
NATIONAL OILWELL VARCO INC	common stock	637071101	 $1,242 	21,220		other	1	x
NETWORK EQUIPMENT TECH INC	common stock	641208103	 $82 		20,000		other	1	x
NEW YORK & CO			common stock	649295102	 $5,312 	406,100		other	1	x
NEWFIELD EXPLORATION CO		common stock	651290108	 $6,263 	162,500		other	1	x
NEWMONT MINING CORP		common stock	651639106	 $31,691 	741,300		other	1	x
NEXEN INC			common stock	65334H102	 $1,128 	21,100		other	1	x
NTL INC CALLS			call options	62941W101	 $5 		1,000		other	1	x
NUVELO INC			common stock	67072M301	 $2,554 	140,000		other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	 $1,347 	28,000		other	1	x
OMNITURE INC			common stock	68212S109	 $6,209 	787,000		other	1	x
OVERSEAS SHIPHOLDING GROUP	common stock	690368105	 $426 		6,900		other	1	x
OXFORD INDUSTRIES INC		common stock	691497309	 $22,481 	523,900		other	1	x
PACIFIC SUNWEAR OF CALIF	common stock	694873100	 $7,451 	494,100		other	1	x
PARALLEL PETROLEUM CORP		common stock	699157103	 $1,023 	51,000		other	1	x
PEETS COFFEE & TEA INC		common stock	705560100	 $6,087 	243,400		other	1	x
PMC - SIERRA INC		common stock	69344F106	 $6,976 	1,174,400	other	1	x
POLO RALPH LAUREN CORP		common stock	731572103	 $39,144 	605,100		other	1	x
POLYCOM INC CALLS		call options	73172k104	 $220 		1,000		other	1	x
POLYMEDICA CORP			common stock	731738100	 $28,520 	666,200		other	1	x
QUICKSILVER RESOURCES INC	common stock	74837R104	 $1,361 	42,650		other	1	x
QUIDEL CORP			common stock	74838J101	 $4,333 	306,900		other	1	x
QUIKSILVER INC			common stock	74838C106	 $32,795 	2,699,200	other	1	x
RANGE RESOURCES CORP		common stock	75281A109	 $854 		33,850		other	1	x
RESTORATION HARDWARE INC	common stock	760981100	 $9,524 	1,098,500	other	1	x
ROBERT HALF INTL INC		common stock	770323103	 $9,002 	265,000		other	1	x
ROSS STORES INC			common stock	778296103	 $9,971 	392,400		other	1	x
SAFEWAY INC			common stock	786514208	 $14,990 	493,900		other	1	x
SANGAMO BIOSCIENCES INC		common stock	800677106	 $695 		125,000		other	1	x
SCANNER TECHNOLOGIES CORP	common stock	80603Q105	 $18 		24,000		other	1	x
SCHLUMBERGER LTD		common stock	806857108	 $28,534 	460,000		other	1	x
SCHWAB (CHARLES) CORP		common stock	808513105	 $35,913 	2,005,200	other	1	x
SCIENTIFIC GAMES CORP-A		common stock	80874P109	 $6,252 	196,600		other	1	x
SEAGATE TECHNOLOGY		common stock	2166245	 	 $15,609 	676,000		other	1	x
SEMAFO INC			common stock	816922108	 $16 		10,000		other	1	x
SILICON LABORATORIES INC	common stock	826919102	 $6,359 	205,000		other	1	x
SLM CORP			common stock	78442P106	 $5,136 	98,800		other	1	x
SOLEXA INC			common stock	83420X105	 $88 		10,000		other	1	x
SOTHEBY'S			common stock	835898107	 $101,330 	3,143,000	other	1	x
SOUTHWESTERN ENERGY CO		common stock	845467109	 $1,392 	46,600		other	1	x
STREETTRACKS GOLD TRUST		common stock	863307104	 $297 		5,000		other	1	x
SUNTECH POWER HOLDINGS-ADR	common stock	86800C104	 $6,380 	247,000		other	1	x
SUNTRUST BANKS INC		common stock	867914103	 $7,728 	100,000		other	1	x
SYMANTEC CORP			common stock	871503108	 $5,639 	265,000		other	1	x
TAKE-TWO INTERACTIVE SOFTWRE	common stock	874054109	 $1,426 	100,000		other	1	x
TALBOTS INC			common stock	874161102	 $5,450 	200,000		other	1	x
TARGET CORP			common stock	87612E106	 $442 		8,000		other	1	x
TENCENT HOLDINGS LTD		common stock	B01CT30	 	 $173 		75,000		other	1	x
THERAVANCE INC			common stock	88338T104	 $10,037 	371,200		other	1	x
THERMO ELECTRON CORP		common stock	883556102	 $69,197 	1,759,400	other	1	x
THORIUM POWER LTD		common stock	885183103	 $161 		350,000		other	1	x
TIBCO SOFTWARE INC		common stock	88632Q103	 $3,817 	425,000		other	1	x
TIME WARNER TELECOM-CLASS A	common stock	887319101	 $11,081 	582,900		other	1	x
TJX COMPANIES INC		common stock	872540109	 $11,097 	395,900		other	1	x
TRAMMELL CROW CO		common stock	89288R106	 $4,148 	113,600		other	1	x
TRANSOCEAN INC			common stock	2821287	 	 $2,424 	33,100		other	1	x
TRINITY INDUSTRIES INC		common stock	896522109	 $6,354 	197,500		other	1	x
TWEEN BRANDS INC		common stock	901166108	 $5,640 	150,000		other	1	x
UAL CORP			common stock	902549807	 $5,248 	197,500		other	1	x
UNITED AMERICA INDEMNITY-A	common stock	90933T109	 $8,927 	397,300		other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $17,509 	988,100		other	1	x
US AIRWAYS GROUP INC		common stock	90341W108	 $7,758 	175,000		other	1	x
VARIAN MEDICAL SYSTEMS INC	common stock	92220P105	 $17,966 	336,500		other	1	x
WAL-MART STORES INC		common stock	931142103	 $345 		7,000		other	1	x
WARNACO GROUP INC/THE		common stock	934390402	 $18,476 	955,300		other	1	x
WEATHERFORD INTL LTD		common stock	2962421	 	 $1,531 	36,700		other	1	x
WESCO INTERNATIONAL INC		common stock	95082P105	 $31,917 	550,000		other	1	x
WESTERN ALLIANCE BANCORPORATION	common stock	957638109	 $381 		11,574		other	1	x
WILLIAMS-SONOMA INC		common stock	969904101	 $19,204 	592,900		other	1	x
WORLD FUEL SERVICES CORP	common stock	981475106	 $18,203 	450,000		other	1	x
WYETH				common stock	983024100	 $14,850 	292,100		other	1	x
WYETH CALLS			call options	983024100	 $83	 	500		other	1	x
   Total			 				 $1,315,610





